Derivatives and Hedging - Narrative (Details) SFr in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 EUR (€) derivative	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 CHF (SFr)	Jul. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Face amount of debt instrument		$ 1,911,459,000	$ 2,023,709,000
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months		1,200,000
Cash Flow Hedge
Derivative [Line Items]
Number of new derivatives entered into | derivative	5
German Private Corporate Bond (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument		116,821,000	294,738,000					$ 331,100,000
Unrealized gain (loss) recorded in equity		5,200,000
German Private Corporate Bond (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €				€ 109,500,000		€ 370,000,000	€ 255,000,000
Unrealized gain (loss) recorded in equity		(22,600,000)	(2,100,000)
Accrued and Other Current Liabilities
Derivative [Line Items]
Derivative liability fair value		(21,800,000)	(9,200,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value		21,100,000	11,200,000
Interest Rate Swap | Cash Flow Hedge
Derivative [Line Items]
Derivative asset notional amount | SFr					SFr 542.0
Interest Rate Swap | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gain (loss) recorded in equity		5,800,000
Derivative asset notional amount | €	€ 135,000,000
Interest Rate Swap | Prepaid Expenses and Other Current Assets | Cash Flow Hedge
Derivative [Line Items]
Interest receivable		5,500,000	1,400,000
Interest Rate Swap | Prepaid Expenses and Other Current Assets | Fair Value Hedge
Derivative [Line Items]
Interest receivable			600,000
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Derivative asset notional amount | €									€ 180,000,000
Number of derivative instruments | derivative									5
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount		$ 466,000,000	$ 1,300,000,000